As filed with the Securities and Exchange Commission on August 26, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47202-1729
(Address of principal executive offices) (Zip code)

Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47202-1729
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

Schedule of Investments
June 30, 2005
(Unaudited)

Number				Number
of Shares			Value	of Shares		Value
		COMMON STOCKS - 86.5%

		Advertising Agencies - 1.7%			Insurance - 8.7%
62,250		Interpublic Group of Companies, Inc. *	$758,205	10,100	CIGNA Corporation	1,081,003
				39,728	Conseco, Inc. *	866,865
		Auto Manufacturers - 1.4%		15,142	MBIA, Inc.	898,072
24,550		HONDA MOTOR CO., LTD. - ADR	604,175	21,675	Montpelier Re Holdings Ltd. - [f]	749,521
				47,973	Quanta Capital Holdings Ltd. - [f] *	298,872
		Automotive Services - 1.3%				3,894,333
27,300		Adesa, Inc.	594,321
					Manufacturing/Production - 8.6%
		Business Services - 2.6%		29,050	Algoma Steel, Inc. - [f] *	594,073
14,700		Automatic Data Processing, Inc.	616,959	18,100	EMCOR Group, Inc. *	885,090
27,600		MoneyGram International, Inc.	527,712	22,325	Lubrizol Corp.	937,873
			1,144,671	28,000	Washington Group International, Inc. *	1,431,360
						3,848,396
		Communications & Media - 8.2%
36,650		Emmis Communications Corp. - Class A*	647,605		Medical - 1.1%
25,775		Entercom Communications Corp. *	858,050	13,250	Baxter International, Inc.	491,575
29,625		Hearst-Argyle Television, Inc.	725,813
48,600		Sinclair Broadcast Group, Inc. - Class A	441,288		Mining - 1.8%
31,160		Vivendi Universal SA - ADR	976,243	23,350	James River Coal Co. *	809,077
			3,648,999
					Pharmaceuticals - 1.0%
		Computers & Software - 1.6%		11,307	Hospira, Inc. *	440,973
13,900		Affiliated Computer Services, Inc. - Class A*	710,290
					Real Estate Investment Trusts - 4.1%
		Electronic Components - 4.7%		58,190	American Financial Realty Trust	894,962
38,329		Agilent Technologies, Inc. *	882,334	49,940	Crescent Real Estate Equities Company	936,375
55,548		AVX Corporation	673,242			1,831,337
27,629		Intersil Corporation - Class A	518,596
			2,074,172		Retail - 3.3%
				37,500	Dillard's Inc. - Class A	878,250
		Electronics - 1.9%		23,800	Dollar Tree Stores, Inc. *	571,200
43,650		OLYMPUS CORPORATION - ADR	839,045			1,449,450

		Financial Services - 13.8%			Telecommunications - 8.7%
31,500		CIT Group, Inc.	1,353,555	15,450	ALLTEL Corporation	962,226
29,775		Federated Investors, Inc.	893,548	74,800	Citizens Communications Company	1,005,312
36,101		Franklin Bank Corporation	677,255	112,000	Liberty Media Corporation - Class A*	1,141,280
16,000		H&R Block, Inc.	933,600	9,600	Telephone & Data Systems, Inc. - Special Shares	368,064
47,950		Janus Capital Group, Inc.	721,168	9,600	Telephone & Data Systems, Inc.	391,776
59,360		NewAlliance Bancshares, Inc.	834,008			3,868,658
32,800		Sovereign Bancorp, Inc.	732,752
			6,145,886		Telecommunications Equipment - 1.6%
				55,225	Andrew Corporation *	704,671
		Health Care - 2.0%
25,500		Apria Healthcare Group, Inc. *	883,320		Transportation - 1.9%
				24,800	Canadian Pacific Railway Limited. - [f]	855,848

		Travel & Recreation - 4.4%
11,850		Carnival Corporation - [f]	646,417
55,000		Hilton Hotels Corporation	1,311,750
			1,958,167

		Utilities - 2.1%
18,425		ALLETE, Inc.	919,407

		Total Common Stocks (Cost $30,840,901)	$38,474,976

		INVESTMENT COMPANIES - 0.8%

		Closed-End Investment Companies - 0.8%
10,862		Tortoise Energy Infrastructure Corp.	342,805

		Total Investment Companies
		(Cost $271,550)	$342,805

Principal
Amount			Value
		SHORT TERM INVESTMENTS - 12.7%

		US Government Agency Issues - 7.2%
3,211,000		FHLB Discount Note, 2.98%, 7/1/05	$3,211,000

		Variable Rate Demand Notes** - 5.5%
1,438,474		American Family Demand Note, 2.95%	1,438,474
998,747		Wisconsin Corporate Central Credit
		Union, 3.00%	998,747
			2,437,221

		Total Short-term Investments
		(Cost $5,648,221)	$5,648,221

		Total Investments
		(Cost $36,760,672) - 100.0%	$44,466,002

		Other Assets in Excess
		of Liabilities - 0.0%	2,790

		TOTAL NET ASSETS - 100.0%	$44,468,792

*	-	Non-income producing security.
**	-	Variable rate security as of June 30, 2005.
ADR	-	American Depository Receipt.
[f]	-	Foreign security.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.]

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)                /s/ Mark Foster
Mark Foster, President

Date                August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Mark Foster
Mark Foster, President

Date               August 25, 2005
By (Signature and Title)*            /s/ Mickey Kim
                                                               Mickey Kim, Treasurer

Date               August 24, 2005

* Print the name and title of each signing officer under his or her signature.